OFFSETTING	12 Months Ended
Dec. 31, 2016
Offsetting Assets [Abstract]
OFFSETING

NOTE 38: OFFSETTING

Financial assets and liabilities are offset and the net amount is reported in the balance sheet only if the Group holds a legally enforceable right to set-off the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. The Group uses master netting agreements to mitigate counterparty credit risk in certain transactions, including derivative contracts, repurchase and reverse repurchase agreements, and securities borrowed and loaned agreements. A master netting agreement is a single contract with a counterparty that permits multiple transactions governed by that contract to be terminated and settled through a single payment in a single currency in the event of a default (such as bankruptcy, failure to make a required payment or securities transfer or deliver collateral or margin when due after expiration of any grace period).

The following table provides information on the impact of offsetting on the balance sheet of the Group, as at December 31, 2015 and 2016, as well as the financial impact of netting of instruments subject to an enforceable master netting arrangement or similar agreement as well as available cash and financial instrument collateral.

a. Financial assets subject to offsetting, enforceable netting arrangements and similar agreements
		December 31, 2015				December 31, 2016
		Derivative instruments (1)	Securities purchased under agreements to resell	Total		Derivative instruments (1)	Securities purchased under agreements to resell	Deposits in margin accounts (2)	Total

Gross amounts of recognized financial assets		4,073	6	4,079		4,547	3	1,414	5,964
Positive market values from derivative financial instruments		-	-	-		(65)	-	-	(65)
Negative market values from derivative financial instruments		-	-	-		-	-	(120)	(120)
Net amounts of financial assets presented in the balance sheet		4,073	6	4,079		4,482	3	1,294	5,779

Related amounts not set off in the balance sheet	Financial instruments	(2,191)	(6)	(2,197)		(2,380)	(3)	-	(2,383)
		Cash collateral received	(513)	-	(513)		(629)	-	-	(629)
Net amount		1,369	-	1,369		1,473	-	1,294	2,767

(1)	Included in Derivative assets in the Group's balance sheet at December 31, 2015 and 2016.
(2)	Included in Interest bearing deposits with banks in the Group's balance sheet at December 31, 2015 and 2016.

b. Financial liabilities subject to offsetting, enforceable netting arrangements and similar agreements
		December 31, 2015				December 31, 2016
		Derivative instruments (1)	Securities sold under agreements to repurchase	Total		Derivative instruments (1)	Securities sold under agreements to repurchase	Total

Gross amounts of recognized financial liabilities		4,808	85	4,893		5,356	4,740	10,096
Negative market values from derivative financial instruments		-	-	-		(65)	-	(65)
Deposits in margin accounts		-	-	-		(120)	-	(120)
Net amounts of financial liabilities presented in the balance sheet		4,808	85	4,893		5,171	4,740	9,911

Related amounts not set off in the balance sheet	Financial instruments	(1,284)	(85)	(1,369)		(1,354)	(4,740)	(6,094)
		Cash collateral pledged	(995)	-	(995)		(865)	-	(865)
Net amount		2,529	-	2,529		2,952	0	2,952

(1)	Included in Derivative liabilities in the Group's balance sheet at December 31, 2015 and 2016.